Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Debt settlement by issuance of shares and warrants	$ 981	$ 859
Acquisition of building and equipment by capital lease	1,209	$ 2,623
IPA Europe
Fair value of shares issued pursuant to deferred acquisition payment	511
UPE
Fair value of shares issued pursuant to deferred acquisition payment	$ 1,047